Investment Securities - Investment Securities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 61,817	$ 55,432
Available-for-sale securities, total, fair value	[1]	$ 61,997	$ 56,069
Available-for-sale securities, total, weighted-average yield		2.21%	2.32%
Available-for-sale securities, total, weighted-average maturity in years		4 years 8 months 12 days	4 years 3 months 18 days
Held-to-maturity securities, total, amortized cost	[1]	$ 43,590	$ 44,974
Held-to-maturity securities, total, weighted-average maturity in years		4 years 2 months 12 days	4 years
Held-to-maturity securities, total, fair value		$ 43,493	$ 45,140
Held-to-maturity securities, total, weighted-average yield		1.92%	1.92%
Amortized Cost of Investment Securities		$ 105,407	$ 100,406
Amortized Cost of Investment Securities, Percentage		100.00%	100.00%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 476
Available-for-sale securities, maturing after one year through five years, amortized cost		1,387
Available-for-sale securities, maturing after five years through ten years, amortized cost		2,747
Available-for-sale securities, maturing after ten years, amortized cost		1
Available-for-sale securities, total, amortized cost		4,611	$ 2,622
Available-for-sale securities, maturing in one year or less, fair value		477
Available-for-sale securities, maturing after one year through five years, fair value		1,393
Available-for-sale securities, maturing after five years through ten years, fair value		2,725
Available-for-sale securities, maturing after ten years, fair value		1
Available-for-sale securities, total, fair value		$ 4,596	2,632
Available-for-sale securities, maturing in one year or less, weighted-average yield		2.38%
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		4 months 24 days
Available for sale securities, maturing after one year through five years, weighted-average yield		1.38%
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 6 months
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		2.05%
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		6 years 9 months 18 days
Available-for-sale securities, maturing after ten years, weighted-average yield		4.15%
Available-for-sale securities, maturing after ten years, weighted-average maturity in years		11 years 8 months 12 days
Available-for-sale securities, total, weighted-average yield		1.88%
Available-for-sale securities, total, weighted-average maturity in years		4 years 9 months 18 days
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 1,097
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		2 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, amortized cost		$ 1,828
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		6 years 10 months 24 days
Held-to-maturity securities, total, amortized cost		$ 2,925	2,717
Held-to-maturity securities, total, weighted-average maturity in years		5 years 3 months 18 days
Held to maturity securities, maturing after one year through five years, fair value		$ 1,103
Held-to-maturity securities, maturing after five years through ten years, fair value		1,816
Held-to-maturity securities, total, fair value		$ 2,919	2,714
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.42%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.14%
Held-to-maturity securities, total, weighted-average yield		1.87%
Amortized Cost of Investment Securities		$ 7,536	$ 5,339
Amortized Cost of Investment Securities, Percentage		7.20%	5.30%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 360
Available-for-sale securities, maturing after one year through five years, amortized cost		32,988
Available-for-sale securities, maturing after five years through ten years, amortized cost		16,468
Available-for-sale securities, maturing after ten years, amortized cost		829
Available-for-sale securities, total, amortized cost		50,645
Available-for-sale securities, maturing in one year or less, fair value		363
Available-for-sale securities, maturing after one year through five years, fair value		33,030
Available-for-sale securities, maturing after five years through ten years, fair value		16,466
Available-for-sale securities, maturing after ten years, fair value		827
Available-for-sale securities, total, fair value		$ 50,686
Available-for-sale securities, maturing in one year or less, weighted-average yield		2.25%
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Available for sale securities, maturing after one year through five years, weighted-average yield		1.92%
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		4 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		1.44%
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 8 months 12 days
Available-for-sale securities, maturing after ten years, weighted-average yield		1.41%
Available-for-sale securities, maturing after ten years, weighted-average maturity in years		12 years 3 months 18 days
Available-for-sale securities, total, weighted-average yield		1.76%
Available-for-sale securities, total, weighted-average maturity in years		4 years 8 months 12 days
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 210
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		8 months 12 days
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 31,258
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 8 months 12 days
Held-to-maturity securities, maturing after five years through ten years, amortized cost		$ 8,933
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 6 months
Held-to-maturity securities, maturing after ten years, amortized cost		$ 219
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		11 years 8 months 12 days
Held-to-maturity securities, total, amortized cost		$ 40,620
Held-to-maturity securities, total, weighted-average maturity in years		4 years 2 months 12 days
Held-to-maturity securities, maturing in one year or less, fair value		$ 210
Held to maturity securities, maturing after one year through five years, fair value		31,130
Held-to-maturity securities, maturing after five years through ten years, fair value		8,962
Held-to-maturity securities, maturing after ten years, fair value		220
Held-to-maturity securities, total, fair value		$ 40,522
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.08%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		2.07%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.44%
Held-to-maturity securities, maturing after ten years, weighted-average yield		1.36%
Held-to-maturity securities, total, weighted-average yield		1.92%
Amortized Cost of Investment Securities		$ 91,265	$ 87,645
Amortized Cost of Investment Securities, Percentage		86.60%	87.30%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost		$ 194
Available-for-sale securities, maturing after five years through ten years, amortized cost		354
Available-for-sale securities, total, amortized cost		548
Available-for-sale securities, maturing after one year through five years, fair value		199
Available-for-sale securities, maturing after five years through ten years, fair value		361
Available-for-sale securities, total, fair value		$ 560
Available for sale securities, maturing after one year through five years, weighted-average yield		3.27%
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 4 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		2.75%
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		5 years 10 months 24 days
Available-for-sale securities, total, weighted-average yield		2.94%
Available-for-sale securities, total, weighted-average maturity in years		5 years
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		1 month 6 days
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 6
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 4 months 24 days
Held-to-maturity securities, maturing after five years through ten years, amortized cost		$ 3
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		6 years 3 months 18 days
Held-to-maturity securities, maturing after ten years, amortized cost		$ 1
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		11 years 9 months 18 days
Held-to-maturity securities, total, amortized cost		$ 10
Held-to-maturity securities, total, weighted-average maturity in years		5 years 2 months 12 days
Held-to-maturity securities, maturing in one year or less, fair value		$ 1
Held to maturity securities, maturing after one year through five years, fair value		8
Held-to-maturity securities, maturing after five years through ten years, fair value		3
Held-to-maturity securities, maturing after ten years, fair value		7
Held-to-maturity securities, total, fair value		$ 19
Held-to-maturity securities, maturing in one year or less, weighted-average yield		1.01%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.05%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.17%
Held-to-maturity securities, maturing after ten years, weighted-average yield		1.18%
Held-to-maturity securities, total, weighted-average yield		1.10%
Amortized Cost of Investment Securities		$ 558	$ 638
Amortized Cost of Investment Securities, Percentage		0.50%	0.60%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 2,175
Available-for-sale securities, maturing after one year through five years, amortized cost		1,976
Available-for-sale securities, maturing after five years through ten years, amortized cost		881
Available-for-sale securities, maturing after ten years, amortized cost		117
Available-for-sale securities, total, amortized cost		5,149	$ 5,604
Available-for-sale securities, maturing in one year or less, fair value		2,216
Available-for-sale securities, maturing after one year through five years, fair value		2,072
Available-for-sale securities, maturing after five years through ten years, fair value		902
Available-for-sale securities, maturing after ten years, fair value		126
Available-for-sale securities, total, fair value		$ 5,316	5,868
Available-for-sale securities, maturing in one year or less, weighted-average yield		7.04%
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available for sale securities, maturing after one year through five years, weighted-average yield		6.87%
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		1 year 9 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		5.52%
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		7 years 4 months 24 days
Available-for-sale securities, maturing after ten years, weighted-average yield		7.15%
Available-for-sale securities, maturing after ten years, weighted-average maturity in years		14 years 6 months
Available-for-sale securities, total, weighted-average yield		6.72%
Available-for-sale securities, total, weighted-average maturity in years		2 years 6 months
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		6 months
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 1
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		2 years 7 months 6 days
Held-to-maturity securities, maturing after five years through ten years, amortized cost		$ 3
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		8 years 10 months 24 days
Held-to-maturity securities, maturing after ten years, amortized cost		$ 4
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		10 years 6 months
Held-to-maturity securities, total, amortized cost		$ 8	9
Held-to-maturity securities, total, weighted-average maturity in years		9 years 1 month 6 days
Held to maturity securities, maturing after one year through five years, fair value		$ 1
Held-to-maturity securities, maturing after five years through ten years, fair value		3
Held-to-maturity securities, maturing after ten years, fair value		4
Held-to-maturity securities, total, fair value		$ 8	9
Held-to-maturity securities, maturing in one year or less, weighted-average yield		11.31%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		8.03%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		3.94%
Held-to-maturity securities, maturing after ten years, weighted-average yield		2.32%
Held-to-maturity securities, total, weighted-average yield		3.49%
Amortized Cost of Investment Securities		$ 5,157	$ 5,613
Amortized Cost of Investment Securities, Percentage		4.90%	5.60%
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after ten years, amortized cost		$ 677
Available-for-sale securities, total, amortized cost		677
Available-for-sale securities, maturing after ten years, fair value		610
Available-for-sale securities, total, fair value		$ 610
Available-for-sale securities, maturing after ten years, weighted-average yield		2.61%
Available-for-sale securities, maturing after ten years, weighted-average maturity in years		17 years 7 months 6 days
Available-for-sale securities, total, weighted-average yield		2.61%
Available-for-sale securities, total, weighted-average maturity in years		17 years 7 months 6 days
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 1
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 26
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 9 months 18 days
Held-to-maturity securities, total, amortized cost		$ 27
Held-to-maturity securities, total, weighted-average maturity in years		3 years 7 months 6 days
Held-to-maturity securities, maturing in one year or less, fair value		$ 1
Held to maturity securities, maturing after one year through five years, fair value		24
Held-to-maturity securities, total, fair value		$ 25
Held-to-maturity securities, maturing in one year or less, weighted-average yield		1.64%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.27%
Held-to-maturity securities, total, weighted-average yield		1.28%
Amortized Cost of Investment Securities		$ 891	$ 1,171
Amortized Cost of Investment Securities, Percentage		0.80%	1.20%
Other Investments Including Perpetual Preferred Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost		$ 187
Available-for-sale securities, total, fair value		$ 229
Available-for-sale securities, total, weighted-average yield		4.59%
Available-for-sale securities, total, weighted-average maturity in years		22 years 10 months 24 days

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.